Fees Summary	Jun. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,221,000
Previously Paid Amount	0.00
Total Fee Amount	186.94
Total Offset Amount	0.00
Net Fee	186.94
Narrative - Max Aggregate Offering Price	$ 1,221,000
Final Prospectus	true